UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2010
                                                -----------------------

Check here if Amendment [  ];  Amendment Number:
  This Amendment (Check only one.):         [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Firefly Value Partners, LP
           ------------------------------------------
Address:   551 Fifth Avenue, 36th Floor
           ------------------------------------------
           New York, NY 10176
           ------------------------------------------

Form 13F File Number:            028-13676
                      -------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Daniel Jemal
         -----------------------------------------------------
Title:   Chief Financial Officer
         -----------------------------------------------------
Phone:   (212) 672-9600
         -----------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Daniel Jemal                  New York, NY                  May 14, 2010
------------------------------    ---------------------------    ---------------
                   [Signature]                [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   NONE
                                            --------------------------
Form 13F Information Table Entry Total:              23
                                            ---------------------------
Form 13F Information Table Value Total:              209,832
                                            ---------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

                           Form 13F INFORMATION TABLE

        COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------  ----------------- --------- -------- ------------------- ---------- -------- ------------------

                                                       VALUE   SHRS OR    SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT    PRN CALL DISCRETION MANAGER  SOLE       SHARED NONE
------------------------  ----------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AKEENA SOLAR INC DE       COM               009720103      210    200,000 SH       SOLE       N/A         200,000
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ASML HOLDING N V          NY REG SHS        N07059186   13,526    382,100 SH       SOLE       N/A         382,100
-----------------------------------------------------------------------------------------------------------------------------
CAMCO FINL CORP           COM               132618109    2,096    713,088 SH       SOLE       N/A         713,088
-----------------------------------------------------------------------------------------------------------------------------
CON-WAY INC               COM               204944101   15,767    448,952 SH       SOLE       N/A         448,952
-----------------------------------------------------------------------------------------------------------------------------
ENSCO INTL INC            COM               26874Q100   20,920    467,180 SH       SOLE       N/A         467,180
-----------------------------------------------------------------------------------------------------------------------------
FLAGSTAR BANCORP INC      COM               337930101    7,200 12,000,000 SH       SOLE       N/A      12,000,000
-----------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO       COM               369604953       65      1,700     PUT  SOLE       N/A           1,700
-----------------------------------------------------------------------------------------------------------------------------
GROUP 1 AUTOMOTIVE INC    COM               398905109   18,336    575,516 SH       SOLE       N/A         575,516
-----------------------------------------------------------------------------------------------------------------------------
HOME BANCORP INC          COM               43689E107    6,623    473,084 SH       SOLE       N/A         473,084
-----------------------------------------------------------------------------------------------------------------------------
HOME FED BANCORP INC MD   COM               43710G105   14,059    968,946 SH       SOLE       N/A         968,946
-----------------------------------------------------------------------------------------------------------------------------
JACKSON HEWITT TAX SVCS   COM               468202106      300    150,000 SH       SOLE       N/A         150,000
-----------------------------------------------------------------------------------------------------------------------------
JPMORGAN CHASE & CO       *W EXP 10/28/2018 46634E114    1,983    129,011 SH       SOLE       N/A         129,011
-----------------------------------------------------------------------------------------------------------------------------
KEYCORP NEW               COM               493267908      465      1,500     CALL SOLE       N/A           1,500
-----------------------------------------------------------------------------------------------------------------------------
LEADIS TECHNOLOGY INC     COM               52171N103      202  1,155,827 SH       SOLE       N/A       1,155,827
-----------------------------------------------------------------------------------------------------------------------------
LILLY ELI & CO            COM               532457908      387      2,000     CALL SOLE       N/A           2,000
-----------------------------------------------------------------------------------------------------------------------------
MARSH. & ILSLEY CORP NEW  COM               571837103   19,121  2,375,281 SH       SOLE       N/A       2,375,281
-----------------------------------------------------------------------------------------------------------------------------
PFIZER INC                COM               717081103   18,342  1,069,525 SH       SOLE       N/A       1,069,525
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REGIONS FINL. CORP NEW    COM               7591EP100   19,796  2,521,726 SH       SOLE       N/A       2,521,726
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ROSS STORES INC           COM               778296103    9,598    179,494 SH       SOLE       N/A         179,494
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SANOFI AVENTIS            SPONSORED ADR     80105N105   17,894    478,959 SH       SOLE       N/A         478,959
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WABCO HLDGS INC           COM               92927K102   12,344    412,551 SH       SOLE       N/A         412,551
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WABCO HLDGS INC           PUT               92927K952       75      3,750     PUT  SOLE       N/A           3,750
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WELLS FARGO & CO NEW      COM               949746101   10,523    338,134 SH       SOLE       N/A         338,134
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